Variable Interest Entities and Securitizations (Details) - UACC [Member] - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entities and Securitizations (Details) [Line Items]
Net proceeds from securitization			$ 297.2	$ 260.9
Collateralized finance receivable	$ 380.1	$ 326.4
Risk retention rules percentage			5.00%
Number of senior secured warehouse credit facilities			4
Beneficial interests in securitizations			$ 2.2	$ 4.5
Asset-Backed Securities [Member]
Variable Interest Entities and Securitizations (Details) [Line Items]
Rated asset-backed securities			300.0
Non-Investment Grade Securities [Member]
Variable Interest Entities and Securitizations (Details) [Line Items]
Non-investment grade securities, repurchased			4.2
Securitization transaction			$ 4.8